Reverse Recapitalization and Acquisitions of subsidiaries (Tables)	12 Months Ended
Mar. 31, 2025
Business Combinations And Reverse Recapitalization [Abstract]
Disclosure of reverse recapitalization impact	The following table displays the reconciliation of the total market capitalization attributable to Thunder Bridge stockholders and the Reverse Recapitalization impact to additional paid-in capital for the year ended March 31,
2025 and the calculation of the listing expense recognized for the year ended March 31, 2025:

(In millions, except share data and percentage)
Fair value of equity instruments deemed to have been issued by Coincheck
Thunder Bridge Closing Price per share on December 10, 2024	1,850
Total number of Coincheck shares at Closing	129,703,075
Total Market Capitalization of the Company	¥239,975
Thunder Bridge shareholders’ ownership	5.5%
Total market capitalization attributable to Thunder Bridge stockholders	¥13,165

Net assets of Thunder Bridge
Cash and cash equivalents(1)	1,798
Accounts payable and accrued expenses	(17)
Income taxes payable	(60)
Excise tax payable	(305)
Warrant liabilities(2)	(1,837)
Promissory note payable - related party	(128)
Net assets (liabilities) of Thunder Bridge as of December 10, 2024	(549)

Listing expense	¥13,714
____________
(1) Cash and cash equivalents represent the acquired cash and cash equivalent of Thunder Bridge before the payment of ¥1,593 million to Ghisallo under Non-Redemption Agreement since the payment to Ghisallo occurred immediately after the closing of the Reverse Recapitalization.
(2) As the terms of the Thunder Bridge public and private placement warrants are substantially the same before and after the completion of the Business Combination, the warrants are not deemed to be additional consideration under IFRS 2 but rather the Thunder Bridge public and private placement warrants were assumed as part of the Reverse Recapitalization (IAS 32).

Disclosure of reconciliation of reverse recapitalization	The following table reconciles the
elements of the Reverse Recapitalization to the consolidated statements of cash flows and the consolidated statement of changes in equity for the year ended March 31, 2025:

(In millions)
Cash-trust and cash, net of redemptions	¥4,780
Less: Ghisallo Non-Redemption Agreement	(1,593)
Less: transaction costs and professional fees, paid at closing	(2,982)
Proceeds from Reverse Recapitalization, net of Non-Redemption Agreement, transaction costs and professional fees	205
Less: warrant liabilities	(1,837)
Less: promissory note - related party	(128)
Less: excise tax payable	(305)
Less: income tax payable	(60)
Less: accounts payable and accrued expenses	(17)
Less: Other financial liabilities(1)	(189)
Add: Listing expense	13,714
Issuance of shares in Reverse Recapitalization, net	¥11,383
____________
(1) Other financial liabilities include expenses incurred by Coincheck Parent prior to the Reverse Recapitalization and recorded at their carrying values as a common control transaction
The following table displays the reconciliation of the total market capitalization attributable to Thunder Bridge stockholders and the reverse recapitalization impact to additional paid-in capital for the year ended March 31,
2025:

(In millions)
Total market capitalization attributable to Thunder Bridge stockholders	¥13,165
Less: Ghisallo Non-Redemption Agreement	(1,593)
Less: Additional paid-in capital transferred over when transferring net liabilities from CCG, under common control	(189)
Less: Ordinary Shares	(15)
Plus: Treasury shares	4
Additional paid-in capital from Reverse Recapitalization, net	¥11,372

Disclosure of detailed information about business combination	The following table displays the acquisition date fair value of each major class of consideration transferred.

(In millions)
Cash	¥265
Ordinary share of Coincheck Parent (1,111,450 shares)	1,077
Total fair value of consideration	¥1,342
(i)Equity instruments issued
The number of Ordinary Shares issued was 1,111,450 and the fair value of the Ordinary Shares issued was based on the listed share price of Coincheck Parent at March 14, 2025 of USD6.53 per share.The following table displays the recognized amounts of assets and liabilities assumed as the date of acquisition.

(In millions)
Fair value recognized on acquisition
Cash and cash equivalents	¥29
Other financial assets	3
Other assets	2
Property and equipment	2
Crypto asset held (non-current)	21
Other financial assets (non-current)	1
Deferred tax assets	49
Other financial liabilities	(5)
Total identifiable net assets acquired	¥102
Goodwill arising from the acquisition has been recognized as follows.

(In millions)
Total identifiable net assets acquired	¥102
Goodwill arising on acquisition	1,240
Fair value of consideration	¥1,342